LOANS AND LEASES (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Recorded Amount	14,256	14,165
Loans and Leases Receivable, Impaired, Nonperforming, Nonaccrual of Interest	15,164	15,499
Average book value	10,895	15,195
Impaired Financing Receivable Requiring Allowance For Loan and Lease Losses	884	1,845
Related Allowance for loan losses	454	737
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	2,593	560
Corporate [Member]
Loans Acquired During Period	4,918
Loans Sold During Period		1,092